Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001
                                  202-737-8833


                                                    September 3, 2014

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


           Re:  AllianceBernstein Fixed-Income Shares, Inc.
                - Government STIF Portfolio
                (File Nos. 33-34001 and 811-06068)
               -------------------------------------------

Dear Sir or Madam:

            On behalf of AllianceBernstein Fixed-Income Shares, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on August 28, 2014.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                                    Very truly yours,

                                                    /s/ Anna C. Leist
                                                    -----------------
                                                        Anna C. Leist